TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
TAXES ON INCOME [Abstract]
Tax income (expenses) (Note 11)	$ (1)		$ (1,122)		$ 125
Valuation allowance	2,649		2,889
Operating Loss Carryforwards [Line Items]
Deferred tax asset, carryforward tax business losses	3,405	[1]	3,891	[1]
Unrecognized income tax benefits that, if recognized, would impact the effective tax rate	204
Domestic Country [Member] | Top Image Systems Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	3,671
Capital loss carryforwards	1,890
Deferred tax asset, carryforward tax business losses	972
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	9,037
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	2,861
Internal Revenue Service (IRS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Years losses can be carried forward	2 years
Internal Revenue Service (IRS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Years losses can be carried forward	9 years
Singapore Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	2,694
Japan Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	2,623
UK Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	$ 859

[1]	Inclusive of the effect of enacted changes in tax rates in accordance with Israeli Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2010, 2011 and 2013).